Shareholder Fees - FidelityAdvisorFloatingRateHighIncomeFund-RetailPRO	Dec. 30, 2023 USD ($)
FidelityAdvisorFloatingRateHighIncomeFund-RetailPRO | Fidelity Advisor Floating Rate High Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none